Significant Acquisitions U.S. East Coast Business - Revenue And Earnings (Table) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2013
Significant Acquisitions [Abstract]
Total revenues	$ 29,347
Net income	$ 468